Net Income Per Share (Antidilutive Securities Excluded)(Details)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Plus incremental weighted average ordinary shares from assumed exercise of stock options and nonvested shares using the treasury stock method	12,560,169	[1]	7,180,369	[1]	4,345,724	[1]
Plus incremental weighted average ordinary shares from assumed conversion of preferred share using treasury stock method	0		0		19,578,504
Share Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares were excluded as their effect was anti-dilutive	533,054		4,990,513		2,552,844
Ordinary shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares were excluded as their effect was anti-dilutive	2,578,779

[1]	The calculation of the weighted average number of Class A and Class B ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities. For the year ended December 31, 2011, the incremental weighted average number of 19,578,504 and 4,345,724 ordinary shares from the assumed conversion of Series A, B and C preferred shares, and the exercise of share options and nonvested shares using the treasure stock method, respectively, has been included in the dilutive securities. For the years ended December 31, 2012 and 2013, the incremental weighted average number of 7,180,369 and 12,560,169 ordinary shares from the assumed exercise of share options and nonvested shares using the treasury stock method, respectively, has been included in the dilutive securities.